UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23173

STATE FUNDS

(Exact name of registrant as specified in charter)

5550 Painted Mirage Road

Suite 320

Las Vegas, Nevada  89149

 (Address of principal executive offices) (Zip code)

New York Alaska ETF Management LLC

5550 Painted Mirage Road

Suite 320

Las Vegas, Nevada  89149

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 523-8382

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

State Funds – Enhanced Ultra Short Duration Mutual Fund

Ticker Symbol: STATX

Semi-Annual Report

June 30, 2018

(Unaudited)

This report is provided for the general information of Enhanced Ultra Short Duration Mutual Fund shareholders.  It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

ENHANCED ULTRA SHORT DURATION MUTUAL FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2018 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Enhanced Ultra Short Duration Mutual Fund
Schedule of Investments
June 30, 2018 (Unaudited)

						Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 65.52%						Amount	( Note 3)

U.S. Treasuries - 65.52%
U.S. Treasury Bill 0.00%, 8/16/2018						$ 23,744,000	$ 23,686,540
U.S. Treasury Bill 0.00%, 2/28/2019						2,933,000	2,890,765
U.S. Treasury Bill 0.00%, 8/15/2047						187,000	178,512
U.S. Treasury Bond 2.978%, 5/15/2047						16,000	16,054
						26,880,000	26,771,871

TOTAL FOR U.S. GOVERNMENT OBLIGATIONS (Cost $26,783,116)* - 65.52%

SHORT TERM INVESTMENTS - 26.88%

Reverse Repurchase Agreements**-26.88%
	Net Interest	Floating	Trade	Maturity [a]	Collateral [b]	Principal	Value
Counterparty	Rate	Fee rate ( %) [c]	Date	Amount	Amount	Amount	( Note 3)
Institutional Syndication, LLC	0.00%	13.00%	11/13/2017	$ 1,829,651	$ 1,874,000	$ 1,829,000	$ 1,829,000
Institutional Syndication, LLC	0.00%	13.00%	11/13/2017	1,786,636	1,830,000	1,786,000	1,786,000
Institutional Syndication, LLC	0.00%	13.00%	11/21/2017	270,096	280,000	270,000	270,000
Institutional Syndication, LLC	0.00%	13.00%	12/27/2017	300,107	312,000	300,000	300,000
Institutional Syndication, LLC	0.00%	13.00%	2/6/2018	290,103	295,800	290,000	290,000
Institutional Syndication, LLC	0.00%	13.00%	2/15/2018	100,036	104,000	100,000	100,000
Institutional Syndication, LLC	0.00%	13.00%	2/21/2018	660,235	673,200	660,000	660,000
Institutional Syndication, LLC	0.00%	13.00%	3/7/2018	250,089	257,500	250,000	250,000
Institutional Syndication, LLC	0.00%	13.00%	4/4/2018	130,046	133,000	130,000	130,000
Institutional Syndication, LLC	0.00%	13.00%	5/11/2018	500,178	515,000	500,000	500,000
North American Liquidity Resources, LLC	0.00%	13.00%	1/18/2018	1,300,463	1,339,000	1,300,000	1,300,000
North American Liquidity Resources, LLC	0.00%	13.00%	3/14/2018	358,128	366,000	358,000	358,000
North American Liquidity Resources, LLC	0.00%	13.00%	3/21/2018	650,232	663,000	650,000	650,000
North American Liquidity Resources, LLC	0.00%	13.00%	3/22/2018	280,100	290,000	280,000	280,000
North American Liquidity Resources, LLC	0.00%	13.00%	4/16/2018	782,279	806,000	782,000	782,000
North American Liquidity Resources, LLC	0.00%	13.00%	4/30/2018	1,000,356	1,030,000	1,000,000	1,000,000
North American Liquidity Resources, LLC	0.00%	13.00%	5/11/2018	500,178	515,000	500,000	500,000
				$ 10,988,913	$ 11,283,500	$ 10,985,000	$ 10,985,000

TOTAL FOR SHORT TERM INVESTMENTS (Cost $10,985,000)* - 26.88%

TOTAL INVESTMENTS (Cost $37,768,116) * - 92.40%		37,756,871

OTHER ASSETS LESS LIABILITIES, NET - 7.60%		3,103,497

NET ASSETS - 100.00%		$ 40,860,368

[a]	Overnight maturity date 07/02/2018
[b]	Collateral is secured by at least 102% of the underlying US treasuries:
U.S Treasury Bill 0.00%, 08/23/18
U.S Treasury Bill 0.00%, 08/30/18
U.S Treasury Bill 0.00%, 09/06/18
U.S Treasury Bill 0.00%,09/20/18
U.S Treasury Bill 0.00%, 09/27/18
U.S Treasury Bill 0.00%, 10/11/18
U.S Treasury Bill 0.00%, 10/25/18
[c]	Floating fee rate is inversely tied to the price of certain US treasuries the fund holds.
*	Refer to Note 7 for tax cost.

The accompanying notes are an integral part of these financial statements.

Enhanced Ultra Short Duration Mutual Fund
Statement of Assets and Liabilities
June 30, 2018 (Unaudited)

Assets:
Investments
U.S Government Obligations:
U.S. Treasuries, at Fair Value (Cost $26,783,116)	$ 26,771,871
Short-term investments:
Reverse Repurchase Agreements(cost $10,985,000)	10,985,000

Cash	212,106

Receivables:
Fees & Interest Income	2,028
Shareholder Subscriptions	2,904,000
Prepaid Expenses	2,838
Total Assets	40,877,843
Liabilities:
Short Term Liabilities :
Trustee Fees	1,649
Advisory Fees	8,758
Portfolio Securities Purchased	149,667
Other Accrued Expenses	15,826

Total Liabilities	17,475
Net Assets	$ 40,860,368

Net Assets Consist of:
Paid In Capital	$ 40,876,318
Undistributed Net Investment Income	493
Accumulated Realized Loss on Investments	(5,198)
Unrealized Depreciation on Investments	(11,245)
Net Assets, for 408,915 Shares Outstanding (Unlimited number
of shares authorized without par value)	$ 40,860,368

Net Asset Value Per Share and Offering Price	$ 100.00

The accompanying notes are an integral part of these financial statements.

Enhanced Ultra Short Duration Mutual Fund
Statement of Operations
For the six months ended June 30, 2018 (Unaudited)

Investment Income:
Interest Income	$ 401,992
Fees from Reverse Repurchase Agreements	149,596
Total Investment Income	551,588

Expenses:
Advisory Fees	39,379
Transfer Agent	18,173
Audit	4,769
Custody	12,548
Trustee	1,488
Nasdaq	297
Legal	1,000
Registration	1,626
NSCC	3,455
Printing	94
Other	2,190
Total Expenses	85,019

Net Investment Income	466,569

Realized and Unrealized Gain (Loss) on:
Realized Loss on Investments	(5,198)
Net Change in Unrealized Depreciation on Investments	(10,449)
Net Realized and Unrealized Loss on Investments	(15,647)

Net Increase in Net Assets Resulting from Operations	$ 450,922

The accompanying notes are an integral part of these financial statements.

Enhanced Ultra Short Duration Mutual Fund
Statements of Changes in Net Assets

	(Unaudited)	Period
	Six Months Ended	Ended *
	6/30/2018	12/31/2017
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 466,569	$ 146,947
Net Realized Loss on Investments	(5,198)	(1,620)
Unrealized Appreciation (Depreciation) on Investments	(10,449)	796
Net Increase in Net Assets Resulting from Operations	450,922	146,123

Distributions to Shareholders:
Net Investment Income	(466,076)	(122,046)
Return of capital	-	(28,805)
Total Distributions Paid to Shareholders	(466,076)	(150,851)

Capital Share Transactions:
Proceeds from Sale of Shares	25,989,788	17,545,914
Shares Issued on Reinvestment of Dividends	156,503	5,667
Cost of Shares Redeemed	(2,745,104)	(72,518)
Net Increase in Net Assets from Shareholder Activity	23,401,187	17,479,063

Net Assets:
Net Increase in Net Assets	23,386,033	17,374,335
Beginning of Period	17,474,335	100,000 (a)
End of Period	40,860,368	17,474,335

Share Transactions:
Shares Sold	259,731	174,409
Shares Issued on Reinvestment of Dividends	1,565	57
Shares Redeemed	(27,122)	(725)
Net Increase in Shares	234,174	173,741
Outstanding at Beginning of Period	174,741	1,000
Outstanding at End of Period	408,915	174,741

(a) Initial Seed Capital received from Advisor
* For the period April 13, 2017 (commencement of investment operations) through December 31, 2017.

The accompanying notes are an integral part of these financial statements.

Enhanced Ultra Short Duration Mutual Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)		Period	*
	Six Months Ended		Ended
	6/30/2018		12/31/2017

Net Asset Value, at Beginning of Period	$ 100.00		$ 100.00

Income From Investment Operations:
Net Investment Income **	$ 1.79		$ 2.16
Net Realized and Unrealized Loss on Investments	(0.14)		(0.01)
Total from Investment Operations	$ 1.65		$ 2.15

Less Distributions:
Net Investment Income	(1.65)		(1.72)
Return of capital	0.00		(0.42)
Total Distributions	(1.65)		(2.15)

Net Asset Value, at End of Period	$ 100.00		$ 100.00

Total Return ***	1.66%	(b)	2.19%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 40,860		$ 17,474
Ratio of Expenses to Average Net Assets
Before Reimbursement	0.66%	(a)	1.23%	(a)
After Reimbursement	0.66%	(a)	0.40%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement	3.60%	(a)	2.17%	(a)
After Reimbursement	3.60%	(a)	2.99%	(a)
Portfolio Turnover	0.00%	(b)	0.00%	(b)

* For the period April 13, 2017 (commencement of investment operations) through December 31, 2017.
** Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
***Assumes reinvestment of dividends.
(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

ENHANCED ULTRA SHORT DURATION MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS

 JUNE 30, 2018 (UNAUDITED)

Note 1. Organization

State Funds is an open-end management investment company.  The Trust was organized as a Delaware statutory trust on June 21, 2016 and is governed by an Agreement and Declaration of Trust dated June 20, 2016 (the “Trust Agreement”).  The Trust Agreement permits the Trust’s Board of Trustees (“Trustees,” “Board of Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series.  These Notes relate to State Funds – Enhanced Ultra Short Duration Mutual Fund, a series of the Trust. The investment adviser to the Fund is New York Alaska ETF Management LLC, the Fund’s investment adviser (the “Adviser”).  The Fund is a non-diversified fund. The Fund’s investment objective is a non-fundamental policy and therefore may be changed by the Board of Trustees without shareholder approval. The Fund will notify its shareholders before changing its investment objective. The Fund seeks current income consistent with preservation of capital and daily liquidity. The Enhanced Ultra Short Duration Mutual Fund commenced operations on April 13, 2017.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.  The Fund is a series of an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Share Valuation - The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern Time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing - Security transactions are accounted for on the next business date after the trade date (the date the securities are purchased or sold).  Distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the highest cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Income Taxes - The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income every two weeks and any realized capital gains once a year. The Fund may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Internal Revenue Code.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years 2017, as defined by IRS statue of limitations for all major industries, including federal tax authorities and certain tax authorities.  As of and during the six months ended June 30, 2018, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders - The Fund intends to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, every two weeks.  Distributions will be recorded on ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Subsequent events: Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring disclosure.

Note 3. Securities Valuations

Processes and Structure

The Trust’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the respective adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

ENHANCED ULTRA SHORT DURATION MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS

 JUNE 30, 2018 (UNAUDITED)

In accordance with the Trust’s good faith pricing guidelines, the respective adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers which also can be clearly and closely related to a host contract); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

U.S. government obligations - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities. The fund uses amortization under interest rate method to calculate the interest income received from US Treasury bills. The effective interest method is an accounting practice used for discounting a bond. This method is used for bonds sold at a discount; the amount of the bond discount is amortized to interest expense over the bond's life.

Short term investments - Short term investments are valued using the lower value of either: (1) fair value or (2) amortized cost. Reverse repurchase agreements are categorized as short-term investments and are categorized as Level 2.

Reverse Repurchase Agreements - The Fund may also enter into reverse repurchase agreements with counterparties.  In a typical reverse repurchase agreement, the Fund enters into a contract with a counterparty under which (i) the Fund sells securities for cash or cash equivalents to the counterparty, and (ii) the Fund agrees to repurchase the securities at an agreed-upon price, date and interest payment.  Reverse repurchase agreements provide the Fund with a source of liquidity that can be invested elsewhere for no more than six days and/or earn income at either fixed or floating (variable) interest rates and fees. There are many existing examples that borrowers earn profit in spite of their borrowing activity for example: Banks borrow money via selling deposits and then charging high fees for additional activities related to the deposit including they charging high fees for allowing deposit buyer (the bank’s lender) to make payments (incoming and outgoing) from and to the deposit therefore, the bank actually profits a lot more than the cost it pays for the borrowing since the  added commissions turn the borrowing activity into a profitable activity. In the Fund’s case, the fund charges additional fees that turn its borrowing activity into profits by charging fees for allowing its counterparties to substitute the proceeds (collateral) it receives for reasons such as substituting collateral durations.

ENHANCED ULTRA SHORT DURATION MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS

 JUNE 30, 2018 (UNAUDITED)

While a reverse repurchase agreement has legal characteristics of both a sale and a secured transaction, economically it functions as a loan from the counterparty to the Fund, in which the securities purchased by the counterparty serve as collateral for the loan.

Securities received by the Fund through reverse repurchase agreements include cash, U.S. Treasury securities or debt instruments secured by U.S. Treasury securities. the Fund will invest over 5% of its assets in reverse repurchase agreements in which proceeds (collateral) received with respect to reverse repurchase agreements will include cash, U.S. Treasury securities or debt instruments secured by U.S. Treasury securities. The Fund will earmark or establish a segregated account equal in value to its obligations to hold the aforementioned proceeds (collateral).

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of June 30, 2018:

Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Short Term Investments	$ -	$ 10,985,000	$ -	$ 10,985,000
U.S. Government Obligations	$ 26,771,871	$ -	-	26,771,871

Total	$ 26,771,871	$ 10,985,000	$ -	$ 37,756,871

Note 4. Investment Management and Service Agreements

The Trust has a “Management Agreement” with New York Alaska ETF Management LLC, with respect to the Fund. Under the terms of the Management Agreement, New York Alaska ETF Management LLC manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. For its services and the payment by the Fund, New York Alaska ETF Management LLC receives an annual investment management fee of 0.30% of the average daily net assets of the Fund.  The Adviser has voluntarily agreed to waive and/or reimburse expenses of the Fund. The Adviser may, at its sole discretion, modify or terminate this voluntary waiver without notice to the Fund.

Fund’s Advisor - New York Alaska ETF Management LLC – the Fund’s registered investment advisor is organized under the laws of the state of Nevada and it acts as the Fund’s advisor provided the initial capital for the Fund by purchasing 10,000 shares for $100,000. In addition, since Mr. Abarbanel who is the CEO of the fund also owns 100% of the Advisor which has invested in the fund, he is deemed to indirectly control that portion of ownership of the fund shares which the fund’s advisor invested in the fund which as of June 30, 2018 equals to less than 0.00% of the fund’s assets but will continue to increase his investment in the fund as a sign of confidence in the fund.

For the six months ended June 30, 2018, New York Alaska ETF Management LLC earned management fees of $39,379 from the Fund.  At June 30, 2018, the Fund owed the Adviser $8,758. The fee to the Advisor is paid as 0.30% of the Fund’s average daily net assets.

Transfer agent, Fund accountant and Administrator - Mutual Shareholder Services, LLC. Mutual Shareholder Services, LLC (“MSS”) is the transfer agent, fund accountant and administrator for the Fund; therefore, its personnel have full daily access to the Fund's portfolio holdings because that information is necessary in order for them to provide the agreed-upon services for the Trust.

For the six months ended June 30, 2018, Mutual Shareholder Services, LLC earned fees of $18,173 from the Fund.  At June 30, 2018, the Fund owed MSS $3,514. MSS charges a fixed yearly fee of $22,200 for funds with average value of the fund under 25 million USD along with shareholder service fee of $775 per month and pricing fee of $25 per month.

Custodians:

Wells Fargo Bank N.A. - Wells Fargo Bank charges only fixed fees based on activities in the account.

ENHANCED ULTRA SHORT DURATION MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS

 JUNE 30, 2018 (UNAUDITED)

The Huntington National Bank – The Huntington National Bank charges fixed fees based on activities in the account and an additional 1.50 basis points of assets under management for the first 50 million USD, 1.25 basis points for the next 50 million USD of assets in the fund and 0.01 basis points for the amounts greater than 100 Million USD.

Alliance Trust Company LLC - Alliance Trust Company LLC charges only fixed fees based on activities in the account.

Total Custody fees Accrual was $12,548 and the cost of Huntington bank usually represents 69% of such total expense, followed by Alliance Trust which usually represents 16.7% followed by Wells Fargo which usually represents 14.3% of such total expense.

Distributor - Rafferty Capital Markets, LLC, (“Distributor”), distributes shares of the Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. Shares of the Fund are offered on a continuous basis. The fee for the Distributor is paid by the Fund’s Advisor.

Note 5. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of June 30, 2018, was $40,876,318.

Note 6. Investment Transactions

For the six months ended June 30, 2018, purchases and sales of short-term investments which are Reverse Repurchase agreements for the Fund aggregated $6,949,000 sales and $70,000 of purchases. Purchases and sales of U.S. Government obligations aggregated $66,554,525 and $53,185,643, respectively.

Note 7. Tax Matters

As of June 30, 2018, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

Gross unrealized appreciation on investment securities	$ 250
Gross unrealized depreciation on investment securities	(11,495)
Net unrealized depreciation on investment securities	$(11,245)
Undistributed Ordinary Income Distributable Earnings	493 $ 0
Cost of investment securities, including short-term investments *	$37,768,116

The Fund paid the following distributions for the six months ended June 30, 2018:

Period Ended	$ Amount	Tax Character

6/30/2018	$ 466,076	Ordinary income

The Fund paid the following distributions for the period April 13, 2017 through December 31, 2017:

Period Ended	$ Amount	Tax Character

12/31/2017	$ 122,046	Ordinary income
12/31/2017	28,805	Return of capital

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

ENHANCED ULTRA SHORT DURATION MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS

 JUNE 30, 2018 (UNAUDITED)

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of June 30, 2018, Brown Brothers Harriman & Co owned approximately 25% of the Fund, for the benefit of others, and may be deemed to control the Fund. As of June 30, 2018, Interactive Brokers owned approximately 50% of the Fund, for the benefit of others, and may be deemed to control the Fund.

Note 10.  Indemnifications

In the normal course of business, the Fund has entered into contracts that contain general indemnification to other parties. The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. The Fund expects the risk of loss to be remote.

Enhanced Ultra Short Duration Mutual Fund

Expense Illustration

June 30, 2018 (Unaudited)

Expense Example

As a shareholder of the Enhanced Ultra Duration Mutual Fund (“Fund”), you incur ongoing costs which typically consist of: management fees, custody fees, transfer agent fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period, January 1, 2018 through June 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only.  Therefore, the second line of the table is useful in comparing your ongoing costs only, and will not help you determine the relative total costs of owning different funds.  If transactional costs were included where applicable, your costs may be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018

Actual	$1,000.00	$1,016.63	$3.30
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,021.52	$3.31

* Expenses are equal to the Fund's annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ENHANCED ULTRA SHORT DURATION MUTUAL FUND

ADDITIONAL INFORMATION

JUNE 30, 2018 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call (800) 732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 523-8382, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 523-8382 and (2) from Fund documents filed with the SEC on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at the Fund’s transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free (800) 523-8382 to request a copy of the SAI or to make shareholder inquiries.

Investment Adviser

New York Alaska ETF Management LLC

20340 Chapter Drive

Woodland Hills, CA  91364

5550 Painted Mirage Road, Suite 320

Las Vegas, NV  89149

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Independent Registered Public Accounting Firm

 BrookWeiner, L.L.C

125 South Wacker, 10th floor

Chicago, IL 19001

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)

Internal Controls. There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(b) under the 1940 Act that occurred during the registrant’s first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE FUNDS

By:  /s/Ofer Abarbanel

     * Ofer Abarbanel

     Trustee, President, Chief Executive Officer, Chief Financial Officer, Chief         Compliance & AML Officer

Date: September 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/Ofer Abarbanel

     * Ofer Abarbanel

     Trustee, President, Chief Executive Officer, Chief Financial Officer, Chief Compliance & AML Officer

Date: September 5, 2018

*Print the name and title of each signing officer under his or her signature.